Payables for the acquisition of subsidiaries (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Payables For Acquisition Of Subsidiaries [Abstract]
Acquisition of subsidiary, net of cash acquired	R$ 157,442	R$ 198,305	R$ 280,374
Installment payments for acquisitions completed in previous years	R$ 101,889	R$ 125,439	R$ 81,396